UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23630

Cliffwater Enhanced Lending Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2000

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 through June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record

For the Cliffwater Enhanced Lending Fund

Vote Summary

BARINGS BDC, INC.
CUSIP Number	06759L103				Meeting Type		Annual
Ticker Symbol	BBDC				Meeting Date		5/4/2023
ISIN					Agenda
Record Date	3/6/2023
City /	Country /	United States			Vote Deadline Date		5/3/2023
SEDOL(s)					Quick Code

Item	Proposal	Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1	The election of the following persons as Class II Directors who will serve as directors of Barings BDC, Inc. until the 2026 Annual Meeting and until their successors have been duly elected and qualified.	Management	Yes	For	For	Yes
1a.	Steve Beyers	Management	Yes	For	For	Yes
1b.	Valerie Lancaster-Beal	Management	Yes	For	For	Yes
1a.	John A. Switzer	Management	Yes	For	For	Yes
2	To authorize the Company, with subsequent approval of its Board of Directors, to issue and sell shares of its common stock at a price below its then current net asset value per share in one or more offerings, subject to certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then outstanding common stock immediately prior to each such offering).	Management	Yes	For	For	Yes

FRANKLIN BSP LENDING CORP.
CUSIP Number	12325J101				Meeting Type		Annual
Ticker Symbol					Meeting Date		6/9/2023
ISIN					Agenda
Record Date	3/27/2023
City /	Country /	United States			Vote Deadline Date		6/8/2023
SEDOL(s)					Quick Code

Item	Proposal	Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1a.	Election of Directors for a three-year term expiring in 2026: Ronald J. Kramer	Management	Yes	For	For	Yes
1b.	Election of Directors for a three-year term expiring in 2026: Leslie D. Michelson	Management	Yes	For	For	Yes
2	To authorize the Company to sell or otherwise issue up to 25% of the Company’s outstanding common stock at a price below the Company’s then current net asset value (“NAV”) per share.	Management	Yes	For	For	Yes

OWL ROCK TECHNOLOGY FINANCE CORP. II
CUSIP Number					Meeting Type		Annual
Ticker Symbol					Meeting Date		6/21/2023
ISIN					Agenda
Record Date	3/24/2023
City /	Country /	United States			Vote Deadline Date		6/20/2023
SEDOL(s)					Quick Code

Item	Proposal	Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1a.	Election of Director for three-year term expiring at the 2026 annual meeting: Eric Kaye	Management	Yes	For	For	Yes
1b.	Election of Director for three-year term expiring at the 2026 annual meeting: Victor Woolridge	Management	Yes	For	For	Yes
2	To ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	Yes	For	For	Yes

OWL ROCK TECHNOLOGY FINANCE CORP.
CUSIP Number					Meeting Type		Annual
Ticker Symbol					Meeting Date		6/21/2023
ISIN					Agenda
Record Date	3/24/2023
City /	Country /	United States			Vote Deadline Date		6/20/2023
SEDOL(s)					Quick Code

Item	Proposal	Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1a.	Election of Director for three-year term expiring at the 2026 annual meeting: Eric Kaye	Management	Yes	For	For	Yes
1b.	Election of Director for three-year term expiring at the 2026 annual meeting: Victor Woolridge	Management	Yes	For	For	Yes
2	To ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2023.	Management	Yes	For	For	Yes

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cliffwater Enhanced Lending Fund

/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
August 31, 2023